INVENTORIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Inventory Disclosure [Abstract]
Inventory charge to expense